EQUITY (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						46 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Redeemable Noncontrolling Interest	Dec. 31, 2012 Redeemable Noncontrolling Interest	Dec. 31, 2013 Accumulated Translation Adjustment [Member]	Dec. 31, 2012 Accumulated Translation Adjustment [Member]	Dec. 31, 2013 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2012 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2013 Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2012 Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2013 Noncontrolling Interests	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2013 March Two Thousand Ten Repurchase [Member] Treasury Stock	Dec. 31, 2013 September Two Thousand Thirteen Repurchase [Member] Treasury Stock	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2013 Foreign Exchange [Member] Selling, General and Administrative Expenses [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2013 Cost of products sold Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Cost of products sold Selling, General and Administrative Expenses [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2013 Research and Development Expense [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Other expenses - net [Member] Selling, General and Administrative Expenses [Member]
Changes in common shares and treasury stock
Common stock issued, balance at beginning of period				206.0					206.0													206.0	205.1	204.8
Treasury stock balance at beginning of period																									3.5	1.4	0.1
Stock-based compensation																						0.8	0.9	0.3	0.2	0.2	0
Treasury stock purchases																						0	0	0	1.1	1.9	1.3
Common stock issued, balance at end of period	206.8				206.0				206.8	206.0												206.8	206.0	205.1
Treasury stock balance at end of period																									4.8	3.5	1.4
Balance, beginning of period (in dollars )				$ 244.6					$ 244.6																$ 244.6	$ 89.7	$ 3.2
Stock-based compensation (in dollars )																									18.9	15.2	4.9
Treasury stock purchases (in dollars )																									88.4	139.7	81.6
Balance, end of period (in dollars )	351.9				244.6				351.9	244.6															351.9	244.6	89.7
Shares authorized to be repurchased (in dollars)																												300.0	500.0
Shares repurchased, shares																												4.2	0.1
Shares repurchased, average cost per share																												$ 71.21	$ 84.06
Remaining repurchased available under the authorization (in dollars)																													490.3
Accumulated Other Comprehensive Loss	(69.2)				(18.4)				(69.2)	(18.4)				(83.6)	(14.6)	15.4	(4.1)	(1.0)	0.3
Stockholders Equity Noncontrolling Interest Accumulated Other Comprehensive Income																				1.9	(0.2)
Redeemable noncontrolling interest accumlated other comprehensive income loss												(14.4)	0
Other Comprehensive Income (Loss), before Reclassifications, before Tax									(56.3)			(14.4)		(79.4)		24.2		(1.1)		3.3
Cost of Goods Sold									5.2			0		0		5.4		(0.2)		0
Tax Benefit/(Expense)									9.2	(13.0)	4.7	0		10.4						(1.2)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax									2.9	(3.5)						10.1
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax									0	0	0							0
Other Comprehensive Income (Loss), Tax									0.3
Reclassification Adjustment for Losses Included in Net Earnings									(1,528.5)	(1,503.8)	(1,391.0)																						(5.4)	5.3
Income Tax Expense (Benefit)									235.1	182.0	178.8																			1.6	1.6
NET EARNINGS	156.1	169.7	173.4	190.0	101.6	145.2	168.9	172.6	689.2	588.3	467.2																			(3.6)	(3.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									0.2	0	0.2
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax																																			0.1		0.1
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax																																0.2
Selling, General and Administrative Expense									903.5	904.5	975.4																									0.1
Research and Development Expense									100.2	100.1	100.8																											0
Other Expenses—net									$ 48.5	$ 4.8	$ 9.9																												$ 0
Common Stock, Dividends, Per Share, Declared									$ 1.36	$ 1.20	$ 1.04